Bank Loans and Notes Payable - Interest Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Bank Loans and Notes Payable [Abstract]
Interest on debts and borrowings			$ 8,712	$ 8,817	$ 8,555
Interest expense charges for employee benefits			735	587	590
Derivative instruments			3,494	3,188	(1,891)
Finance operating charges			92	175	821
Interest expense for leases liabilities (Note 12)			8,270	7,235	6,841
Total	$ 1,183		$ 21,303	$ 20,002	$ 14,916

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4